UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2019 to January 17, 2020

Commission File Number of issuing entity:  333-180779-16

Central Index Key Number of issuing entity:  0001642727

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-180779

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3971658
38-3971659
38-3971660
38-7135412
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
A-S			X
B			X
PST			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Explanatory Note

This Form 10-D/A amends the Registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on February 3, 2020 (SEC Accession No. 0001056404-20-001104) (the “Original 10-D”).  The purpose of this amendment is to revise information under Item 7 relating to a change in sponsor interest in the securities.  No modifications were made to the Monthly Distribution Report. No other changes have been made to the Original 10-D other than the changes described above.

Item 1. Distribution and Pool Performance Information.

On January 17, 2020 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, CIBC Inc., and Starwood Mortgage Funding III LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 18, 2019 to January 17, 2020.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 14, 2019. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on November 8, 2019. The CIK number for Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on May 3, 2019. The CIK number for CIBC Inc. is 0001548567.

Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on February 6, 2019. The CIK number for Starwood Mortgage Funding III LLC is 0001682532.

Part II - OTHER INFORMATION

Item 7.  Change in Sponsor Interest in the Securities.

Change in Sponsor Interest in the Securities (Item 1124 of Regulation AB): On December 20, 2019, an affiliate of Starwood Mortgage Funding III LLC (a sponsor of the securitization (the “Starwood Sponsor”) and wholly-owned subsidiary of Starwood Property Trust, Inc. (“SPT”)) sold the securities set forth on Schedule A (the “Transferred Securities”) to another affiliate of the Starwood Sponsor. Immediately before the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held direct ownership of 100% of the Transferred Securities. Immediately after the sale, the wholly-owned affiliates of the Starwood Sponsor collectively held indirect ownership of 51% of the Transferred Securities. Both before and after the sale described above, the Starwood Sponsor and its wholly-owned affiliates also collectively owned 100% of the securities set forth on Schedule B (the “Non-Transferred Securities”). An affiliate of SPT (in which SPT owns at least a majority interest) owns the Transferred Securities and the Non-Transferred Securities. For these purposes, a “wholly-owned affiliate” means an affiliate of the Starwood Sponsor that is also wholly-owned by SPT.

Schedule A
Class	Original Face Amount ($)

E	12,308,000.00
F	5,469,000.00
G	8,206,000.00
H	16,412,498.00

Schedule B
Class	Original Face Amount ($)

XFG	13,675,000.00
XH	16,412,498.00

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

*REO Account Balance
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	12/17/2019	$2,954.55
Current Distribution Date	01/17/2020	$3,056.23

Interest Reserve Account Balance
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23, relating to the January 17, 2020 distribution (filed as Exhibit 99.1 to the registrant's Form 10-D filed on February 3, 2020 under Commission File No. 333-180779-16 and incorporated by reference herein).

 (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ George Kok
George Kok, President

Date: March 3, 2020